Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Detail)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Statutory rate	21.00%	21.00%
State tax	7.14%	7.33%
Tax credits	0.40%	0.44%
Valuation allowance	(27.48%)	(28.41%)
Other	(1.06%)	(0.36%)
Total	0.00%	0.00%